INCOME TAXES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 December 31, 2013 [Member] CNY	Dec. 31, 2012 December 31, 2014 [Member] CNY	Dec. 31, 2012 December 31, 2015 [Member] CNY	Dec. 31, 2012 December 31, 2016 [Member] CNY	Dec. 31, 2012 December 31, 2017 [Member] CNY	Dec. 31, 2012 7 Days Shenzhen [Member] USD ($)	Dec. 31, 2012 7 Days Shenzhen [Member] CNY
Income Tax Examination [Line Items]
Deferred tax liabilities			$ 487	3,031						$ 60,947	379,708
Net deferred tax assets	13,035	81,208		61,373						4,579	28,530
Operating loss carryforwards, subject to expiration	28,367	176,732			23,398	34,818	6,479	55,793	56,244
Decrease in valuation allowance	(202)	(1,259)		(4,377)
Increase in gross deferred tax assets	(2,236)		(9,895)
Gross tax loss carryforwards	6,208	38,684
Operating loss carryforwards	24,837	154,736
Unrecognized tax benefits that would impact effective tax rate	$ 878	5,467